1. Nature of Operations and Going Concern	12 Months Ended
Jun. 30, 2024
Notes
1. Nature of Operations and Going Concern

1. Nature of Operations and Going Concern

Snow Lake Resources Ltd., d/b/a Snow Lake Energy (“Snow Lake” or the “Company”) was incorporated in the Province of Manitoba, Canada under the Corporations Act (Manitoba) on May 25, 2018. The Company is a Canadian natural resource exploration company engaged in the exploration and development of mineral resources through its subsidiaries: Snow Lake Exploration Ltd., Snow Lake (Crowduck) Ltd., Global Uranium Acquisition Corp. PTY LTD., Snow Lake Exploration (US) Ltd., and Snow Lake Investments (US) Ltd. The corporate and registered office of the Company is 360 Main St, 30th Floor, Winnipeg, Manitoba, R3C 4G1, Canada.

On November 22, 2021, the Company was listed for trading under the NASDAQ Composite under the ticker symbol “LITM”.

Although the Company has taken steps to verify title to the mineral properties in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. Property title may be subject to government licensing requirements or regulations, unregistered prior agreements, undetected defects, unregistered claims, native land claims, and non-compliance with regulatory and environmental requirements.

For the year ended June 30, 2024, the Company incurred a net loss of $6,850,918 (2023 – $15,462,945; 2022 - $9,446,454) and negative cash flow from operations of $3,742,326 (2023 – $10,298,791; 2022 - $3,098,972), and as at June 30, 2024, the Company had an accumulated deficit of $26,548,238 (June 30, 2023 – $24,695,723; 2022 – $10,545,535). The Company has not yet placed any of its mineral properties into production and, as a result, the Company has no source of operating cash flow. The Company’s ability to continue as a going concern is dependent upon the Company achieving profitable operations to generate sufficient cash flows to fund continuing operations, or, in the absence of adequate cash flows from operations, obtaining additional financing to support operations for the foreseeable future. It is not possible to predict whether financing efforts will be successful or if the Company will attain profitable levels of operations. These conditions, and the unpredictability of the mining business, represent material uncertainties which may cast significant doubt upon the Company’s ability to continue as a going concern.

These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, and do not reflect the adjustments to the carrying values of assets and liabilities and the reported revenues and expenses, and classifications of statements of financial position that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.